Consolidated Balance Sheet (USD $)	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 9,748,491
Other current assets	87,176
Total current assets	9,835,667
In-process research and development	5,441,839
Goodwill	629,752
Total assets	15,907,258
Liabilities and equity
Notes payable, current portion, net	877,778
Accounts payable and accrued expenses	666,640
Interest payable, current portion	61,941
Total current liabilities	1,606,359
Notes payable, noncurrent portion, net	4,006,666
Interest payable, noncurrent portion	658,031
Total liabilities	6,271,056
Commitments and contingencies
Equity:
Preferred stock, $0.001 par value per share (10,000,000 shares authorized, 413,388 issued and outstanding, aggregate liquidation value of $8,267,760 at December 31, 2011)	413
Common stock, $0.001 par value per share (500,000,000 shares authorized, 284,683,977 shares issued and outstanding at December 31, 2011)	284,684
Contingently issuable shares	15,890
Additional paid-in capital	10,176,608
Deficit accumulated in development stage	(853,074)
Total stockholder's equity	9,624,521
Non-controlling interest in subsidiary	11,681
Total equity	9,636,202
Total liabilities and equity	$ 15,907,258